Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Investment Objective
The Stone Ridge U.S. Small Cap Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Stone Ridge U.S. Small Cap Variance Risk Premium Fund (USD $)	Class I	Class M
	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Stone Ridge U.S. Small Cap Variance Risk Premium Fund		Class I	Class M
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		none	0.15%
Other Expenses		0.55%	0.55%
Total Annual Fund Operating Expenses		1.80%	1.95%
Expense (Reimbursement)/Recovery	[1]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.75%	1.90%
[1]	Through May 1, 2015, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.75% for Class I shares and 1.90% for Class M shares. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) through May 1, 2015, as discussed in Footnote No. 1 to the Fee Table.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Stone Ridge U.S. Small Cap Variance Risk Premium Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	178	562	970	2,112
Class M	193	607	1,048	2,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The Fund’s portfolio turnover rate is expected to be approximately 100% of the Fund’s total assets. For the fiscal period from May 1, 2013 (the Fund’s inception date) through October 31, 2013, the Fund’s portfolio turnover was 33.66% of the average value of its portfolio.

Principal Investment Strategies
Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In managing the Fund, the Adviser focuses primarily on one source of expected returns – the “variance risk premium” in equity options.  “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option – to be higher, on average, than the volatility actually experienced on the security underlying the option.  As an option seller, the Fund should benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets, or the individual issuers themselves.  Instead, the Fund seeks to identify variance risk premium wherever it may arise, regardless of the specific underlying securities, and to provide an investment return from the premium it receives from writing options.  In constructing an investment portfolio, the Adviser seeks to identify a broadly diversified universe of eligible securities offering the Fund the potential to capture the benefit of the variance risk premium.  The Adviser then sells options on what it considers to be a meaningful subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.

The Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. small cap securities.  The Adviser considers U.S. small cap securities to include the securities of U.S. small cap companies as well as exchange traded funds (“ETFs”) and indices providing exposure to the securities of U.S. small cap companies.  For purposes of the Fund’s investment strategy, the Adviser currently considers small cap companies to include those companies that, at the time of purchase, have market capitalizations smaller than the 1,000th largest U.S. publicly traded company. The largest company that is within the Adviser’s definition of small cap companies had a market capitalization of $3.061 billion as of February 28, 2014. The market capitalization of the largest small cap company will fluctuate over time.  Under normal market conditions, at least 80% of the value of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. small cap securities.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price.  Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ETF, or index when the option is sold).  Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money.  By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium.  By selling put options, the Fund will sell protection to the option purchaser in exchange for an option premium.  If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF, or index, depending on the terms of the option.

The Fund will invest in government obligations (normally U.S. Treasury securities with remaining maturities of one year or less), as well as equities and ETFs, typically to meet asset coverage or margin requirements on the Fund’s option writing strategy.  Typically, the Fund will cover call options with equity securities and will cover put options with U.S. Treasuries; however, the Fund may use any liquid assets as cover or margin.  The Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” call or put options).  At times the Fund may hold significant positions in equities, ETFs, government obligations or cash and cash equivalents.  The Fund may at times write options on equities, ETFs, and indices with aggregate notional value greater than the value of the Fund’s assets.  In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged.  It is also possible that the Fund will create investment leverage by borrowing money.

The Fund also may enter into futures contracts for hedging purposes.  The use of derivatives gives rise to a form of leverage and the related risks.  The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”).  Accordingly, neither the Fund nor the Adviser (with respect to the Fund) is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Principal Investment Risks
The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested.  Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or client’s net worth, income, age, and risk tolerance.  Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing,” beginning on page 4 of the prospectus.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment and magnifies potential losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty and an investor may lose money. The loss on derivative transactions may substantially exceed the initial investment.

The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options. OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default. The counterparty to an OTC derivatives contract or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

The trading price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.  Options writing can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

The Fund’s use of derivatives may be extensive.

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the equities in which the Fund invests or to which the Fund has exposure may be more volatile than the stock market as a whole. The prices of equities may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of equities to a greater extent than other types of equities. If the stock market declines the value of Fund shares will also likely decline and, although the value of equities can rebound, there is no assurance that values will return to previous levels.

Smaller Company Risk. The equity securities of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.  As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.  As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Borrowing Risk.  The Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities).  The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit.  The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains.  Borrowing also will cost the Fund interest expense and other fees.  The cost of borrowing may reduce the Fund's return.  In addition to any more stringent terms imposed by a lender, the Investment Company Act of 1940, as amended (the “1940 Act”), requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Leveraging Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage.  Therefore the Fund is subject to leveraging risk.  Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have.  The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Non-Diversification Risk.  The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Tax Risk. In order for the Fund to qualify for treatment as a regulated investment company for U.S. federal income tax purposes, the Fund must derive at least 90% of its gross income each taxable year from qualifying income (as described in more detail in the Statement of Additional Information), meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for each taxable year. The Fund generally intends to meet these requirements. If, in any year, the Fund were to fail to qualify as a regulated investment company, the Fund would be taxed as an ordinary corporation subject to U.S. federal income tax on all its income and gains at the Fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. Such a failure would have a material adverse effect on the Fund and its shareholders, including the Stone Ridge U.S. Master Variance Risk Premium Fund. In addition, such a failure by the Fund could bear adversely on Stone Ridge U.S. Master Variance Risk Premium Fund’s qualification as a regulated investment company.

Performance
This section normally shows how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.  Because the Fund has not operated for a full calendar year as of the date of this prospectus, there is no past performance to report.